INCOME TAXES - Schedule of Effective Income Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Expected Canadian statutory rate	26.90%	26.90%	26.90%
Loss before (benefit from) provision for income taxes	$ (1,741)	$ (2,435)	$ (155)
Expected benefit from income taxes at Canadian statutory rate	(468)	(655)	(42)
Non-deductible amounts:
Non-deductible amount of share-based compensation	37	30	4
Adjustments to tax attributes	242	(147)	(87)
Impact of changes in enacted income tax rates	(747)	0	0
Canadian tax impact of foreign exchange gain or loss on U.S. dollar denominated debt held by VPII and its Canadian Affiliates	(157)	11	174
Change in valuation allowance related to foreign tax credits and net operating losses	(139)	155	114
Change in valuation allowance on Canadian deferred tax assets and tax rate changes	517	472	230
Change in uncertain tax positions	65	10	0
Foreign tax rate differences	(933)	101	107
Goodwill impairment	139	377	0
Tax differences on divestitures of businesses	(203)	0	(16)
Tax benefit on intra-entity transfers	(2,480)	(399)	(375)
Other	(18)	18	24
Provision for (recovery of) income taxes	$ (4,145)	$ (27)	$ 133